Direct Costs	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Direct Costs [Abstract]
Direct Costs
7	Direct Costs

Depreciation on property, plant and equipment (Note 15)	12,615,658	6,806,198
Employees’ costs	4,232,980	3,891,969
Reimbursable port charges (Note 6.1)	2,039,396	1,681,878
Spare parts and consumables used	1,460,979	938,386
Insurance charges	955,977	782,357
Maintenance charges	2,741,780	332,658
Others	644,672	550,576
	24,691,442	14,984,022

7	Direct Costs

Depreciation on property, plant and equipment (Note 15)	6,806,198	5,800,007
Employees’ costs	3,891,969	3,482,431
Reimbursable port charges (Note 6.1)	1,681,878	1,558,887
Spare parts and consumables used	938,386	657,917
Insurance charges	782,357	397,976
Others	883,234	811,168
	14,984,022	12,708,386

7	Direct Costs

Depreciation on property, plant and equipment (Note 16)	5,800,007	5,785,745
Employees’ costs	3,482,431	3,074,727
Reimbursable port charges (Note 6.1)	1,558,887	1,294,829
Spare parts and consumables used	657,917	788,792
Insurance charges	397,976	323,702
Others	811,168	229,444
	12,708,386	11,497,239

7	Direct Costs

Depreciation on property, plant and equipment (Note 16)	5,785,745	5,763,150
Employees’ costs	3,074,727	2,808,702
Port expense (Note 6.1)	1,294,829	423,094
Spare parts and consumables used	788,792	592,471
Insurance charges	323,702	377,053
Others	229,444	135,764
	11,497,239	10,100,234

9	Direct Costs

Depreciation on property, plant and equipment (Note 17)	5,763,150	692,775
Operations staff salary	2,808,702	1,518,794
Port expenses (Note 8.1)	423,094	Nil
Spare parts and consumables (Note 15)	592,471	50,891
Insurance charges	377,053	31,304
Maintenance charges	95,357	Nil
Operations pickup charges	10,352	Nil
Repairs & maintenance consumables	5,049	Nil
License fees	7,907	Nil
Power and electricity	1,247	Nil
Other expenses	15,852	2,045
	10,100,234	2,295,809